AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 12.4%
$2,687,000	American Express Credit Account Master Trust Series 2024-1, Class A, 5.23%, 4/15/2029[1]	$2,742,949
	Apidos CLO
789,474	Series 2012-11A, Class XR4, 5.32% (3-Month Term SOFR+100 basis points), 4/17/2034[1,2,3]	789,498
1,000,000	Series 2020-34A, Class B1R, 6.24% (3-Month Term SOFR+191 basis points), 1/20/2035[1,2,3]	1,001,110
2,333,000	BA Credit Card Trust Series 2024-A1, Class A, 4.93%, 5/15/2029[1]	2,372,925
1,800,000	Balboa Bay Loan Funding Ltd. Series 2022-1A, Class XR, 5.37% (3-Month Term SOFR+105 basis points), 4/20/2037[1,2,3]	1,800,310
1,000,000	Carmax Auto Owner Trust Series 2022-3, Class C, 4.98%, 2/15/2028[1]	1,005,330
	Commonbond Student Loan Trust
12,290	Series 2016-B, Class B, 4.00%, 10/25/2040[1,3]	11,478
223,718	Series 2018-CGS, Class A1, 3.87%, 2/25/2046[1,3]	217,384
	Credit Acceptance Auto Loan Trust
362,823	Series 2023-1A, Class A, 6.48%, 3/15/2033[1,3]	363,918
1,000,000	Series 2024-2A, Class A, 5.95%, 6/15/2034[1,3]	1,019,649
	Crown City CLO
583,333	Series 2022-4A, Class X, 5.42% (3-Month Term SOFR+110 basis points), 4/20/2037[1,2,3]	583,452
583,333	Series 2023-5A, Class X, 5.47% (3-Month Term SOFR+115 basis points), 4/20/2037[1,2,3]	583,451
1,500,000	Dryden CLO Ltd. Series 2023-105A, Class XR, 5.38% (3-Month Term SOFR+105 basis points), 4/15/2038[1,2,3]	1,500,228
1,333,333	Eaton Vance CLO Ltd. Series 2019-1A, Class X, 5.37% (3-Month Term SOFR+105 basis points), 7/15/2037[1,2,3]	1,333,655
	Evergreen Credit Card Trust
1,248,000	Series 2024-CRT4, Class B, 5.25%, 10/15/2028[1,3]	1,257,839
893,000	Series 2024-CRT4, Class C, 5.64%, 10/15/2028[1,3]	900,896
314,000	Series 2025-CRT5, Class C, 5.53%, 5/15/2029[1,3]	317,531
	Exeter Automobile Receivables Trust
599,708	Series 2022-1A, Class D, 3.02%, 6/15/2028[1]	596,261
821,544	Series 2022-2A, Class D, 4.56%, 7/17/2028[1]	821,613
580,000	Ford Credit Auto Owner Trust Series 2022-C, Class C, 5.22%, 3/15/2030[1]	583,662
1,000,000	GM Financial Consumer Automobile Receivables Trust Series 2023-2, Class B, 4.82%, 10/16/2028[1]	1,008,039
	GreenSky Home Improvement Trust
95,783	Series 2024-1, Class A2, 5.88%, 6/25/2059[1,3]	96,282
635,511	Series 2025-1A, Class A2, 5.12%, 3/25/2060[1,3]	637,701
155,762	HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040[1,3]	150,788

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,000,000	HPEFS Equipment Trust Series 2023-2A, Class C, 6.48%, 1/21/2031[1,3]	$1,006,112
	JP Morgan Mortgage Trust
1,457,939	Series 2023-HE3, Class M2, 6.89% (30-Day SOFR Average+250 basis points), 5/20/2054[1,2,3]	1,470,722
493,333	Series 2024-HE3, Class M2, 6.39% (30-Day SOFR Average+200 basis points), 2/25/2055[1,2,3]	495,704
907,784	Series 2025-HE1, Class M2, 6.14% (30-Day SOFR Average+175 basis points), 7/20/2055[1,2,3]	908,685
2,000,000	Navient Private Education Refi Loan Trust Series 2019-CA, Class B, 3.67%, 2/15/2068[1,3]	1,901,456
1,800,000	Neuberger Berman CLO Ltd. Series 2017-16SA, Class XR2, 5.27% (3-Month Term SOFR+95 basis points), 4/15/2039[1,2,3]	1,799,952
1,750,000	Octagon Ltd. Series 2023-2A, Class XR, 5.37% (3-Month Term SOFR+105 basis points), 4/20/2038[1,2,3]	1,750,357
2,000,000	Park Avenue Institutional Advisers CLO Ltd. Series 2019-2A, Class A2R, 6.28% (3-Month Term SOFR+196 basis points), 10/15/2034[1,2,3]	2,002,838
666,667	Regatta VIII Funding Ltd. Series 2017-1A, Class X, 5.42% (3-Month Term SOFR+110 basis points), 4/17/2037[1,2,3]	665,922
1,000,000	Santander Drive Auto Receivables Trust Series 2022-5, Class D, 5.67%, 12/16/2030[1]	1,009,859
1,666,667	Sixth Street CLO Ltd. Series 2019-13A, Class XR, 5.28% (3-Month Term SOFR+95 basis points), 1/21/2038[1,2,3]	1,666,610
542,203	SoFi Professional Loan Program LLC Series 2018-A, Class B, 3.61%, 2/25/2042[1,3]	527,170
1,136,888	Store Master Funding Series 2018-1A, Class A2, 4.29%, 10/20/2048[1,3]	1,129,771
	Tricon American Homes Trust
982,316	Series 2019-SFR1, Class A, 2.75%, 3/17/2038[3]	974,481
1,000,000	Series 2020-SFR1, Class C, 2.25%, 7/17/2038[3]	980,910
1,500,000	Venture CLO Ltd. Series 2019-36A, Class A2R, 5.99% (3-Month Term SOFR+166 basis points), 4/20/2032[1,2,3]	1,504,939
2,000,000	Vibrant CLO Ltd. Series 2019-11A, Class A2R, 6.29% (3-Month Term SOFR+196 basis points), 7/20/2032[1,2,3]	2,001,017
1,830,000	Westlake Automobile Receivables Trust Series 2021-3A, Class E, 3.42%, 4/15/2027[1,3]	1,826,144
	TOTAL ASSET-BACKED SECURITIES
	(Cost $45,377,492)	45,318,598

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	BANK LOANS — 3.2%
$986,665	1011778 BC ULC 6.07% (1-Month Term SOFR+175 basis points), 9/23/2030[1,2,4,5]	$984,607
697,003	AAdvantage Loyalty IP Ltd. 6.54% (3-Month Term SOFR+225 basis points), 4/20/2028[1,2,5]	696,763
613,722	Aramark Services, Inc. 6.17% (1-Month Term SOFR+250 basis points), 6/24/2030[1,2,4]	615,895
1,322,473	Charter Communications Operating LLC 7.33% (3-Month Term SOFR+200 basis points), 12/9/2030[1,2,4]	1,322,202
1,041,731	Genesee & Wyoming, Inc. 5.75% (3-Month Term SOFR+200 basis points), 4/10/2031[1,2,4]	1,038,835
266,660	Hilcorp Energy I LP 6.15% (1-Month Term SOFR+200 basis points), 2/5/2030[4,6]	267,437
145,359	ICON Luxembourg Sarl PLC 6.00% (3-Month Term SOFR+200 basis points), 7/3/2028[1,2,4,5]	145,602
992,424	Iron Mountain Information Management LLC 6.17% (1-Month Term SOFR+225 basis points), 1/31/2031[1,2,4]	994,285
740,534	Medline Borrower LP 6.16% (1-Month Term SOFR+200 basis points), 10/23/2030[1,2]	740,941
36,216	PRA Health Sciences, Inc. 6.00% (3-Month Term SOFR+200 basis points), 7/3/2028[1,2,4]	36,277
1,051,715	Quikrete Holdings, Inc. 6.56% (1-Month Term SOFR+225 basis points), 2/10/2032[1,2,4]	1,052,251
404,940	Ryan Specialty LLC 6.16% (1-Month Term SOFR+225 basis points), 9/15/2031[1,2,4]	405,574
1,244,053	SBA Senior Finance LLC 6.07% (1-Month Term SOFR+200 basis points), 1/27/2031[1,2,4]	1,249,707
415,585	SkyMiles IP Ltd. 8.56% (3-Month Term SOFR+375 basis points), 10/20/2027[1,2,4,5]	416,624
429,421	Virgin Media Bristol LLC 6.94% (1-Month Term SOFR+250 basis points), 1/31/2028[1,2,4]	429,488
1,131,861	Vistra Operations Co. LLC 0.00% (1-Month Term SOFR+175 basis points), 12/31/2025[1,2,4]	1,134,730
263,000	XPO, Inc. 5.91% (1-Month Term SOFR+200 basis points), 2/28/2031[1,2,4]	264,249
	TOTAL BANK LOANS
	(Cost $11,747,042)	11,795,467
	COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5%
	Angel Oak Mortgage Trust
123,128	Series 2019-5, Class A3, 2.92%, 10/25/2049[1,3,6]	121,835
2,000,000	Series 2020-R1, Class B1, 3.67%, 4/25/2053[1,3,6]	1,817,438
56,199	Series 2019-6, Class A3, 2.93%, 11/25/2059[1,3,6]	55,357
108,262	Series 2020-1, Class A3, 2.77%, 12/25/2059[1,3,6]	105,822
1,332,800	Series 2020-3, Class B2, 5.33%, 4/25/2065[1,3,6]	1,262,006
210,829	Series 2020-5, Class A3, 2.04%, 5/25/2065[1,3,6]	203,587
724,446	Series 2020-4, Class M1, 3.80%, 6/25/2065[1,3,6]	694,563
1,290,192	Arroyo Mortgage Trust Series 2019-2, Class M1, 4.76%, 4/25/2049[1,3,6]	1,246,151

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	BRAVO Residential Funding Trust
$110,908	Series 2021-NQM2, Class A2, 1.28%, 3/25/2060[1,3,6]	$108,398
1,286,842	Series 2021-NQM3, Class B1, 3.91%, 4/25/2060[1,3,6]	1,191,031
	Citigroup Mortgage Loan Trust, Inc.
496,512	Series 2015-RP2, Class B4, 4.25%, 1/25/2053[1,3]	489,585
39,859	Series 2018-RP1, Class A1, 3.00%, 9/25/2064[1,3,6]	39,262
1,107,890	COLT Mortgage Loan Trust Series 2021-4, Class A3, 1.65%, 10/25/2066[1,3,6]	950,184
995,053	Credit Suisse Mortgage Capital Trust Series 2019-AFC1, Class M1, 3.06%, 7/25/2049[1,3,6]	825,866
	Deephaven Residential Mortgage Trust
702,196	Series 2021-3, Class A1, 1.19%, 8/25/2066[1,3,6]	619,664
695,346	Series 2021-3, Class A3, 1.55%, 8/25/2066[1,3,6]	615,457
409,709	Series 2021-4, Class A3, 2.24%, 11/25/2066[1,3,6]	363,094
621,596	Series 2022-1, Class A1, 2.21%, 1/25/2067[1,3,6]	570,526
	Ellington Financial Mortgage Trust
1,918,667	Series 2020-1, Class A2, 3.15%, 5/25/2065[1,3,6]	1,893,149
76,021	Series 2020-2, Class A2, 1.49%, 10/25/2065[1,3,6]	72,153
229,954	Series 2021-1, Class A3, 1.11%, 2/25/2066[1,3,6]	202,161
1,275,000	Mill City Mortgage Trust Series 2015-1, Class B1, 3.79%, 6/25/2056[1,3,6]	1,244,821
	New Residential Mortgage Loan Trust
79,049	Series 2020-NQM1, Class A2, 2.72%, 1/26/2060[1,3,6]	74,719
158,098	Series 2020-NQM1, Class A3, 2.77%, 1/26/2060[1,3,6]	149,251
1,191,255	NLT Trust Series 2021-INV2, Class A3, 1.52%, 8/25/2056[1,3,6]	1,050,584
	Residential Mortgage Loan Trust
2,400,615	Series 2020-2, Class A3, 2.91%, 5/25/2060[1,3,6]	2,341,773
833,333	Series 2020-2, Class M1, 3.56%, 5/25/2060[1,3,6]	799,263
66,883	Series 2021-1R, Class A3, 1.20%, 1/25/2065[1,3,6]	64,456
	SG Residential Mortgage Trust
913,626	Series 2021-1, Class A3, 1.56%, 7/25/2061[1,3,6]	761,680
1,418,858	Series 2020-2, Class M1, 3.19%, 5/25/2065[1,3,6]	1,295,639
1,200,000	Series 2020-2, Class B1, 4.25%, 5/25/2065[1,3,6]	1,115,598
	Starwood Mortgage Residential Trust
619,282	Series 2021-4, Class A1, 1.16%, 8/25/2056[1,3,6]	551,465
323,921	Series 2021-4, Class A3, 1.58%, 8/25/2056[1,3,6]	288,928
307,972	Series 2021-1, Class A1, 1.22%, 5/25/2065[1,3,6]	289,313
526,900	TRK Trust Series 2021-INV1, Class A3, 1.56%, 7/25/2056[1,3,6]	477,914
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $26,183,948)	23,952,693
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.0%
502,475	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A3, 3.31%, 2/15/2050[1]	497,424

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$1,000,000	Benchmark Mortgage Trust Series 2019-B12, Class A4, 2.86%, 8/15/2052[1]	$946,132
1,500,000	BFLD Trust Series 2020-EYP, Class D, 7.22% (1-Month Term SOFR+307 basis points), 10/15/2035[2,3,7]	0
	BX Trust
700,000	Series 2021-MFM1, Class D, 5.76% (1-Month Term SOFR+161 basis points), 1/15/2034[2,3]	700,000
1,200,000	Series 2021-LBA, Class FJV, 6.67% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	1,197,000
948,972	Series 2021-LBA, Class FV, 6.67% (1-Month Term SOFR+252 basis points), 2/15/2036[2,3]	946,599
1,211,035	Series 2021-VOLT, Class A, 4.96% (1-Month Term SOFR+81 basis points), 9/15/2036[2,3]	1,207,251
775,063	Series 2021-VOLT, Class F, 6.66% (1-Month Term SOFR+252 basis points), 9/15/2036[2,3]	773,609
1,500,000	Series 2021-PAC, Class F, 6.66% (1-Month Term SOFR+251 basis points), 10/15/2036[2,3]	1,494,375
1,402,780	Series 2021-SOAR, Class F, 6.62% (1-Month Term SOFR+246 basis points), 6/15/2038[2,3]	1,402,780
1,050,000	Series 2021-XL2, Class F, 6.51% (1-Month Term SOFR+236 basis points), 10/15/2038[2,3]	1,048,688
770,000	Series 2022-LP2, Class E, 6.76% (1-Month Term SOFR+261 basis points), 2/15/2039[2,3]	768,316
704,510	Series 2024-XL5, Class C, 6.09% (1-Month Term SOFR+194 basis points), 3/15/2041[2,3]	705,611
768,922	Series 2024-CNYN, Class C, 6.09% (1-Month Term SOFR+194 basis points), 4/15/2041[2,3]	769,883
1,000,000	CD Mortgage Trust Series 2017-CD6, Class A5, 3.46%, 11/13/2050[1]	980,860
1,146,976	CFCRE Commercial Mortgage Trust Series 2016-C3, Class XA, 1.04%, 1/10/2048[1,6,8]	994
1,000,000	DBJPM Mortgage Trust Series 2016-C3, Class A5, 2.89%, 8/10/2049[1]	988,011
2,108,190	Extended Stay America Trust Series 2021-ESH, Class C, 5.96% (1-Month Term SOFR+181 basis points), 7/15/2038[2,3]	2,108,190
	Freddie Mac Multifamily Structured Pass-Through Certificates
109,436	Series K046, Class X3, 3.51%, 4/25/2043[1,6,8]	9
186,566	Series K050, Class X3, 4.17%, 10/25/2043[1,6,8]	17
1,100,000	Series K052, Class X3, 1.70%, 1/25/2044[1,6,8]	1,608
1,721,882	Series K097, Class X3, 2.09%, 9/25/2046[1,6,8]	119,490
	Government National Mortgage Association
2,135,444	Series 2013-139, Class IO, 0.34%, 10/16/2054[1,6,8]	50,189
225,235	Series 2013-175, Class IO, 0.14%, 5/16/2055[1,6,8]	329
134,523	Series 2014-120, Class IO, 0.41%, 4/16/2056[1,6,8]	1,191
2,152,900	Series 2017-185, Class IO, 0.55%, 4/16/2059[1,6,8]	75,373

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$2,803,775	Series 2017-169, Class IO, 0.52%, 1/16/2060[1,6,8]	$77,698
1,930,270	Series 2018-41, Class IO, 0.56%, 5/16/2060[1,6,8]	62,236
3,301,730	Series 2018-52, Class IO, 0.59%, 7/16/2060[1,6,8]	140,756
1,049,039	Series 2019-8, Class IO, 0.76%, 11/16/2060[1,6,8]	56,330
16,608,215	Series 2020-8, Class IO, 0.53%, 1/16/2062[1,6,8]	530,237
	GS Mortgage Securities Trust
810,000	Series 2023-SHIP, Class A, 4.47%, 9/10/2038[3,6]	808,271
1,439,000	Series 2016-GS4, Class A4, 3.44%, 11/10/2049[1,6]	1,424,036
1,610,000	Series 2017-GS7, Class A4, 3.43%, 8/10/2050[1]	1,576,604
1,064,938	Series 2018-GS9, Class A3, 3.73%, 3/10/2051[1]	1,050,444
587,459	GS Mortgage-Backed Securities Trust Series 2024-HE2, Class A1, 5.86% (30-Day SOFR Average+150 basis points), 1/25/2055[1,2,3]	589,088
1,675,000	LCCM Mortgage Trust Series 2017-LC26, Class A4, 3.55%, 7/12/2050[1,3]	1,646,669
1,050,000	Life Mortgage Trust Series 2021-BMR, Class F, 6.61% (1-Month Term SOFR+246 basis points), 3/15/2038[2,3]	1,037,837
480,000	MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 6.87% (1-Month Term SOFR+272 basis points), 4/15/2038[2,3]	480,300
1,000,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4, 3.72%, 12/15/2049[1]	992,283
1,000,000	NYCT Trust Series 2024-3ELV, Class A, 6.14% (1-Month Term SOFR+199 basis points), 8/15/2029[2,3]	1,004,461
1,500,000	SMRT Series 2022-MINI, Class E, 6.85% (1-Month Term SOFR+270 basis points), 1/15/2039[2,3]	1,486,875
1,174,378	SREIT Trust Series 2021-MFP, Class F, 6.89% (1-Month Term SOFR+274 basis points), 11/15/2038[2,3]	1,173,278
	UBS Commercial Mortgage Trust
1,400,000	Series 2017-C5, Class A5, 3.47%, 11/15/2050[1]	1,357,639
1,000,000	Series 2018-C10, Class A4, 4.31%, 5/15/2051[1]	994,542
1,000,000	Series 2019-C16, Class A4, 3.60%, 4/15/2052[1]	964,443
11,398,417	Series 2019-C18, Class XA, 1.11%, 12/15/2052[1,6,8]	336,242
	Wells Fargo Commercial Mortgage Trust
1,169,986	Series 2016-LC24, Class A4, 2.94%, 10/15/2049[1]	1,156,094
1,500,000	Series 2016-NXS6, Class A4, 2.92%, 11/15/2049[1]	1,479,187
1,000,000	Series 2017-C39, Class A5, 3.42%, 9/15/2050[1]	978,201
500,000	Series 2019-C50, Class A5, 3.73%, 5/15/2052[1]	485,456
1,500,000	Series 2016-LC25, Class A4, 3.64%, 12/15/2059[1]	1,483,293
	WFRBS Commercial Mortgage Trust
2,835,164	Series 2014-C21, Class XB, 0.60%, 8/15/2047[1,6,8]	5,523

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$6,400,000	Series 2014-C22, Class XB, 0.45%, 9/15/2057[1,6,8]	$24,307
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $40,922,690)	40,186,259
	CORPORATE BONDS — 26.7%
	COMMUNICATIONS — 1.1%
1,000,000	NBN Co., Ltd. 4.00%, 10/1/2027[1,3,5]	995,423
500,000	Netflix, Inc. 4.37%, 11/15/2026	502,309
1,000,000	NTT Finance Corp. 4.62%, 7/16/2028[3,5]	1,010,018
1,505,000	T-Mobile USA, Inc. 2.25%, 2/15/2026[1]	1,493,156
		4,000,906
	CONSUMER DISCRETIONARY — 2.6%
750,000	American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028[1,3]	735,200
1,200,000	Ford Motor Credit Co. LLC 3.38%, 11/13/2025[1]	1,197,799
	General Motors Financial Co., Inc.
1,000,000	5.40%, 5/8/2027	1,017,079
1,000,000	5.35%, 7/15/2027	1,018,244
1,000,000	5.52% (SOFR Index+117 basis points), 4/4/2028[2]	1,001,415
1,000,000	5.35%, 1/7/2030[1]	1,024,608
	Hyundai Capital America
1,000,000	5.12% (SOFR+99 basis points), 3/25/2027[2,3]	1,004,178
1,000,000	4.30%, 9/24/2027[3]	999,757
150,000	Taylor Morrison Communities, Inc. 5.75%, 1/15/2028[1,3]	152,085
480,000	United Airlines, Inc. 4.37%, 4/15/2026[1,3]	478,577
1,000,000	Volkswagen Group of America Finance LLC 4.90%, 8/14/2026[3]	1,004,691
		9,633,633
	CONSUMER STAPLES — 0.4%
400,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC 3.25%, 3/15/2026[1,3]	397,490
1,000,000	Philip Morris International, Inc. 4.37%, 11/1/2027	1,007,574
		1,405,064
	ENERGY — 1.1%
529,000	Buckeye Partners LP 3.95%, 12/1/2026[1]	524,369

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$1,000,000	Chevron USA, Inc. 4.80% (SOFR Index+47 basis points), 2/26/2028[2]	$1,001,179
149,000	DCP Midstream Operating LP 5.62%, 7/15/2027[1]	152,225
303,000	EnerSys 4.38%, 12/15/2027[1,3]	298,756
1,000,000	Kinder Morgan, Inc. 5.15%, 6/1/2030[1]	1,031,797
1,000,000	ONEOK, Inc. 4.25%, 9/24/2027[1]	1,001,246
		4,009,572
	FINANCIALS — 14.3%
1,000,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.88%, 4/1/2028[1,5]	1,015,456
1,000,000	Avolon Holdings Funding Ltd. 4.95%, 1/15/2028[1,3,5]	1,010,114
	Bank of America Corp.
1,500,000	1.73% (SOFR+96 basis points), 7/22/2027[1,6]	1,470,124
1,000,000	4.96% (SOFR+83 basis points), 1/24/2029[1,2]	1,000,768
1,000,000	4.98% (SOFR+83 basis points), 1/24/2029[1,6]	1,018,868
1,500,000	5.82% (SOFR+157 basis points), 9/15/2029[1,6]	1,568,770
1,000,000	Bank of Montreal 4.90% (SOFR Index+75 basis points), 9/22/2028[1,2,5]	1,000,759
1,000,000	Bank of New York Mellon 4.73% (SOFR+114 basis points), 4/20/2029[1,6]	1,016,546
1,000,000	Bank of Nova Scotia 4.89% (SOFR+76 basis points), 9/15/2028[1,2,5]	1,000,414
	Barclays PLC
1,000,000	7.32% (USD 1 Year Tsy+305 basis points), 11/2/2026[1,5,6]	1,002,297
1,000,000	5.09% (SOFR+96 basis points), 2/25/2029[1,5,6]	1,018,089
1,000,000	Capital One Financial Corp. 5.70% (SOFR+190 basis points), 2/1/2030[1,6]	1,038,711
	Citigroup, Inc.
1,000,000	4.79% (SOFR+87 basis points), 3/4/2029[1,6]	1,012,980
1,000,000	5.59% (SOFR+146 basis points), 5/7/2031[1,2]	1,014,706
914,000	Danske Bank A/S 5.02% (USD 1 Year Tsy+93 basis points), 3/4/2031[1,3,5,6]	931,143
	Deutsche Bank A.G.
835,000	5.71% (SOFR+159 basis points), 2/8/2028[1,5,6]	850,189
1,000,000	5.37% (SOFR+121 basis points), 1/10/2029[1,5,6]	1,021,621
	Goldman Sachs Group, Inc.
1,000,000	5.41% (SOFR+75 basis points), 5/21/2027[1,6]	1,007,710
1,000,000	4.94% (SOFR+132 basis points), 4/23/2028[1,6]	1,011,812
1,000,000	5.73% (SOFR+126 basis points), 4/25/2030[1,6]	1,046,554
	HSBC Holdings PLC

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$2,000,000	4.90% (SOFR+103 basis points), 3/3/2029[1,5,6]	$2,029,322
1,000,000	5.42% (SOFR+129 basis points), 3/3/2031[1,2,5]	1,007,421
	ING Groep N.V.
1,000,000	4.86% (SOFR+101 basis points), 3/25/2029[1,5,6]	1,013,465
1,800,000	5.16% (SOFR Index+101 basis points), 3/25/2029[1,2,5]	1,808,921
2,000,000	JPMorgan Chase & Co. 4.99% (SOFR+86 basis points), 10/22/2028[1,2]	2,007,372
	MassMutual Global Funding II
1,000,000	5.10%, 4/9/2027[3]	1,015,757
1,000,000	4.45%, 3/27/2028[3]	1,010,041
	Morgan Stanley Bank N.A.
2,000,000	5.03% (SOFR+69 basis points), 10/15/2027[1,2]	2,004,464
665,000	4.97% (SOFR+93 basis points), 7/14/2028[1,6]	674,894
1,000,000	5.02% (SOFR+91 basis points), 1/12/2029[1,6]	1,018,164
1,000,000	5.17% (SOFR+145 basis points), 1/16/2030[1,6]	1,027,991
2,000,000	National Bank of Canada 4.70% (SOFR+56 basis points), 3/5/2027[1,5,6]	2,002,876
1,000,000	New York Life Global Funding 4.79% (SOFR+66 basis points), 7/25/2028[2,3]	1,001,600
1,000,000	Northwestern Mutual Global Funding 4.49%, 3/21/2028[3]	1,012,188
1,266,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 6.05%, 8/1/2028[1,3]	1,322,084
940,000	Penske Truck Leasing Co. LP / PTL Finance Corp. 5.75%, 5/24/2026[1,3]	947,461
1,000,000	PNC Bank N.A. 4.63% (SOFR+50 basis points), 1/15/2027[1,2]	1,000,198
1,000,000	Pricoa Global Funding 4.40%, 8/27/2027[3]	1,007,817
500,000	Principal Life Global Funding 4.60%, 8/19/2027[3]	504,910
703,000	RLJ Lodging Trust LP 3.75%, 7/1/2026[1,3]	695,962
1,000,000	State Street Corp. 5.08% (SOFR+95 basis points), 4/24/2028[1,2]	1,005,004
1,000,000	Sumitomo Mitsui Trust Bank Ltd. 4.88% (SOFR+75 basis points), 9/11/2028[2,3,5]	1,003,350
	UBS A.G.
1,000,000	4.86% (SOFR+72 basis points), 1/10/2028[1,5,6]	1,008,618
1,500,000	5.62% (USISSO01+134 basis points), 9/13/2030[1,3,5,6]	1,566,781
800,000	VICI Properties LP / VICI Note Co., Inc. 4.25%, 12/1/2026[1,3]	797,029
	Wells Fargo & Co.
1,000,000	4.97% (SOFR+137 basis points), 4/23/2029[1,6]	1,019,348
1,000,000	5.24% (SOFR+111 basis points), 1/24/2031[1,6]	1,034,803
		52,605,472

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	HEALTH CARE — 1.6%
$1,165,000	CVS Health Corp. 4.30%, 3/25/2028[1]	$1,165,760
1,000,000	GlaxoSmithKline Capital PLC 4.63% (SOFR+50 basis points), 3/12/2027[2,5]	1,002,976
	HCA, Inc.
1,000,000	5.37%, 9/1/2026[1]	1,004,674
1,000,000	5.00% (SOFR+87 basis points), 3/1/2028[1,2]	1,006,853
	IQVIA, Inc.
510,000	5.00%, 10/15/2026[1,3]	509,378
1,000,000	5.00%, 5/15/2027[1,3]	997,223
192,000	Tenet Healthcare Corp. 4.38%, 1/15/2030[1]	186,651
		5,873,515
	INDUSTRIALS — 0.6%
1,000,000	BAE Systems PLC 5.12%, 3/26/2029[1,3,5]	1,029,994
542,000	Herc Holdings, Inc. 5.50%, 7/15/2027[1,3]	540,653
250,000	Vertiv Group Corp. 4.13%, 11/15/2028[1,3]	244,091
400,000	XPO, Inc. 6.25%, 6/1/2028[1,3]	407,593
		2,222,331
	MATERIALS — 1.6%
1,000,000	Amrize Finance US LLC 4.60%, 4/7/2027[3]	1,006,048
	Glencore Funding LLC
1,500,000	5.11% (SOFR Index+75 basis points), 10/1/2026[2,3]	1,503,268
1,000,000	5.34%, 4/4/2027[3]	1,015,504
	Rio Tinto Finance USA PLC
1,000,000	4.37%, 3/12/2027[5]	1,006,568
1,000,000	5.10% (SOFR Index+84 basis points), 3/14/2028[2,5]	1,008,217
536,000	SNF Group SACA 3.13%, 3/15/2027[1,3,5]	522,574
		6,062,179
	TECHNOLOGY — 2.1%
1,500,000	Dell International LLC / EMC Corp. 4.75%, 4/1/2028[1]	1,521,622
	Hewlett Packard Enterprise Co.
1,000,000	4.45%, 9/25/2026	1,003,955
1,000,000	4.55%, 10/15/2029[1]	1,005,627
1,000,000	Oracle Corp. 3.25%, 11/15/2027[1]	982,842
	Synopsys, Inc.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$1,500,000	4.55%, 4/1/2027	$1,509,086
1,500,000	4.65%, 4/1/2028[1]	1,516,854
		7,539,986
	UTILITIES — 1.3%
800,000	Consolidated Edison Co. of New York, Inc. 4.85% (SOFR Index+52 basis points), 11/18/2027[2]	801,274
1,000,000	Georgia Power Co. 4.54% (SOFR Index+28 basis points), 9/15/2026[2]	1,000,133
	NextEra Energy Capital Holdings, Inc.
1,000,000	4.69%, 9/1/2027	1,010,998
1,000,000	4.85%, 2/4/2028	1,017,778
903,000	Public Service Enterprise Group, Inc. 4.90%, 3/15/2030[1]	923,052
		4,753,235
	TOTAL CORPORATE BONDS
	(Cost $97,035,992)	98,105,893
	MUNICIPAL BONDS — 0.3%
1,000,000	New Jersey Transportation Trust Fund Authority 4.61%, 6/15/2026	1,005,376
	TOTAL MUNICIPAL BONDS
	(Cost $1,000,000)	1,005,376
	U.S. GOVERNMENT AND AGENCIES — 24.8%
	United States Treasury Note
5,000,000	4.50%, 3/31/2026	5,015,860
5,000,000	4.13%, 6/15/2026	5,011,550
10,000,000	4.62%, 9/15/2026	10,084,060
10,000,000	4.25%, 3/15/2027	10,082,030
10,000,000	4.13%, 9/30/2027	10,098,050
10,000,000	4.00%, 2/29/2028	10,089,840
10,000,000	4.37%, 11/30/2028	10,217,970
10,000,000	4.00%, 1/31/2029	10,110,550
10,000,000	4.25%, 2/28/2029	10,192,190
10,000,000	4.00%, 7/31/2029	10,113,280
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $89,725,758)	91,015,380

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 13.7%
50,124,438	Goldman Sachs Financial Square Government Fund - Institutional Class 3.96%[9]	$50,124,438
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $50,124,438)	50,124,438
	TOTAL INVESTMENTS — 98.6%
	(Cost $362,117,360)	361,504,104
	Other Assets in Excess of Liabilities — 1.4%	5,232,069
	TOTAL NET ASSETS — 100.0%	$366,736,173

LLC – Limited Liability Company
ULC – Unlimited Liability Corporation
LP – Limited Partnership
PLC – Public Limited Company
IO – Interest Only

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $109,158,472, which represents 29.8% of total net assets of the Fund.
[4]Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii) the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
[5]Foreign security denominated in U.S. Dollars.
[6]Variable rate security. Rate shown is the rate in effect as of September 30, 2025.
[7]The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[8]Interest-only security.
[9]The rate is the annualized seven-day yield at period end.